Schedule of changes in outstanding options (Details) - $ / shares	6 Months Ended
	Aug. 31, 2026	Aug. 31, 2025
Notes and other explanatory information [abstract]
Number of Options Outstanding, Beginning Balance	7,650,000	8,500,000
Options Weighted Average Exercise Price, Beginning Balance	$ 0.72	$ 0.37
Number of Options, Issued	600,000
Options Weighted Average Exercise Price, Issued	$ 1.49
Number of Options, Expired		(600,000)
Options Weighted Average Exercise Price, Expired		$ 0.65
Number of Options Outstanding, Ending Balance	7,650,000	7,900,000
Options Weighted Average Exercise Price, Ending Balance	$ 0.79	$ 0.35
Number of Options, Exercised	(600,000)
Options Weighted Average Exercise Price, Exercised	$ 0.53